Shareholder Report, Holdings (Details) - C000232072	Jun. 30, 2024
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	25.28%
Federal Farm Credit Banks Funding Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.03%
Texas A&M University
Holdings [Line Items]
Percent of Net Asset Value	8.11%
Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.01%
Puerto Rico Housing Finance Authority
Holdings [Line Items]
Percent of Net Asset Value	7.32%
County of Baltimore MD
Holdings [Line Items]
Percent of Net Asset Value	6.73%
GNMA Pool 782087
Holdings [Line Items]
Percent of Net Asset Value	5.81%
FNMA Pool 850043
Holdings [Line Items]
Percent of Net Asset Value	3.93%
Development Authority of Gwinnett County
Holdings [Line Items]
Percent of Net Asset Value	3.61%
FNMA Pool 827712
Holdings [Line Items]
Percent of Net Asset Value	3.08%
> 10 Years
Holdings [Line Items]
Percent of Net Asset Value	74.60%
3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	17.30%
5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	6.50%
1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1-3 Yr
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Puerto Rico Fannie Mae Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.89%
Puerto Rico Government Instrumentalities Tax Exempt Notes
Holdings [Line Items]
Percent of Net Asset Value	17.86%
Puerto Rico GNMA Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.76%
US Government Sponsored Entities
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.66%
Puerto Rico Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.17%
Puerto Rico Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.15%